Note 8 - Total Comprehensive Income (Loss)	6 Months Ended
Jun. 30, 2011
Comprehensive Income (Loss) Note [Text Block]
Note 8 – Total Comprehensive Income (Loss)

The components of comprehensive income (loss) and related tax effects during the periods ended June 30, 2011 and 2010 are as follows:

	Three Months Ended		Six Months Ended
	June 30,		June 30,
	2011	2010	2011	2010

Net income (loss)	(3,114)	173	(6,001)	330

Unrealized holding gains on
available-for-sale securities	$2,476	$294	$2,943	$782
Tax effect	(954)	(113)	(1,134)	(301)
Reclassification of gain recognized
in net income	(1)	(1)	(20)	(19)
Tax effect	-	-	8	7
	1,521	180	1,797	469

Unrealized holding loss on swaps	(188)	(134)	(458)	(289)
Tax effect	72	(36)	176	(105)
	(116)	(170)	(282)	(394)

Total comprehensive income (loss)	$(1,709)	$183	$(4,486)	$405